Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Document and Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	true
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	QKL Stores Inc.
Entity Central Index Key	0000808047
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Amendment Description

This registration statement constitutes Post-Effective Amendment No. 2 to registration statement (no. 333-167087) previously filed by the registrant on Form S-1 and declared effective on March 25, 2011.  Such post-effective amendment has been filed to update disclosure to include recent audited financial statements and other information.